Cash flows information	12 Months Ended
Dec. 31, 2025
Cash flows information
Cash flows information

30.Cash flows information

(a)Cash generated from operations

		For the years ended December 31,
	Note	2023	2024	2025
Cash flows from operating activities
(Loss)/profit before income tax		(13,536)	(23,273)	1,253
- from continuing operations		(13,536)	(23,273)	3,598
- from discontinued operations	5.2, 5.3	—	—	(2,345)

Adjustments for:
Depreciation of property, plant and equipment	24	9	—	12
Amortization of intangible assets	24	548	359	733
Amortization of right-of-use assets	24	183	20	706
Reversal of allowance for credit losses on accounts receivable	3.1(b)(ii)	—	—	(1,431)
Share-based compensation expenses	24	—	—	591
Fair value changes on financial asset at fair value through profit or loss	26	(9)	(7)	(534)
Share of losses from an equity investee	10	—	—	50
Realized fair value changes on digital assets		315	224	187
Unrealized fair value changes on digital assets		200	7	150
Unrealized fair value changes on amount due to related parties denominated in digital assets		9,317	18,007	1,302
Write off of other payables, net		—	—	(677)
Interest expense	25	145	46	71
Interest income	25	—	(150)	(619)
(Gain)/loss on disposal of subsidiary		—	(5)	253
Lease modification		42	—	—
Net income received or settled in digital assets		(1,169)	(2,495)	(36,749)
Changes in working capital:
Trade and other receivables		116	(143)	3,226
Trade and other payables		220	1,204	(5,067)
Contract liabilities		—	—	74
Disposal of crypto assets held		15,083	5,651	11,582
Cash generated from/(used in) operating activities		11,464	(555)	(24,887)

30.Cash flows information (Continued)

(b)Reconciliation of net liabilities arising from financing activities:

	Amounts due
	to related	Lease	Bank
	parties	liabilities	borrowings	Total
	(Note 31)	(Note 20)
At January 1, 2024	26,875	—	—	26,875
Cash flows from financing activities	2,934	(11)	—	2,923
Non-cash transactions:
- Movement in digital assets	9,270	—	—	9,270
- Additions of leased assets	—	724	—	724
- Interest expense	—	2	—	2
- Waiver of related party balances	(47,106)	—	—	(47,106)
- Unrealized fair value loss	18,007	—	—	18,007
At December 31, 2024	9,980	715	—	10,695

Cash flows from financing activities	12,158	(796)	15	11,377
Non-cash transactions:
- Movement in digital assets	28,394	—	—	28,394
- Business combination – merger transaction (Note 5.1)	—	1,678	1,938	3,616
- Transfer to liabilities held for sale	—	(33)	—	(33)
- Disposal of discontinued operations	—	—	(1,967)	(1,967)
- Additions of leased assets	—	133	—	133
- Lease modification	—	(125)	—	(125)
- Interest expense	—	57	14	71
- Waiver of related party balances	(948)	—	—	(948)
- Unrealized fair value loss	(1,553)	—	—	(1,553)
- Foreign exchange	—	(40)	—	(40)
At December 31, 2025	48,031	1,589	—	49,620

(c)Major non-cash transactions

	For the years ended December 31,
	2023	2024	2025
Issuance of ordinary shares for business combination (Note 5.1)	—	—	52,102
Waiver of related party balances	—	47,106	948